                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

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DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-SEP-06

DAIMLERCHRYSLER AUTO TRUST 2006-A MONTHLY SERVICER'S
CERTIFICATE (KM)                                                     PAGE 1 OF 1


Payment Determination Statement Number          6
Distribution Date                        8-Sep-06
Record Date                              7-Sep-06

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period        1-Aug-06            31-Aug-06
Accrual Period            8-Aug-06             7-Sep-06
30/360 Days                     30
Actual/360 Days                 31

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           85,601    $1,329,953,590.08
Collections of Installment Principal                       30,036,692.38
Collections Attributable to Full Payoffs                   21,487,361.07
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            1,947,617.42
                                                       -----------------
Pool Balance - End of Period(EOP)            83,317    $1,276,481,919.21
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,631,098,710.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 78.26%
Ending Overcollateralization(O/C) Amount                      $  132,775,603.86
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             111.609%
Cumulative Net Losses                                         $    3,037,495.97
Net Loss Ratio (3 mos weighted avg.)                                      0.763%
Cumulative Recovery Ratio                                                47.041%

                                    $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
                                 -------------   ------------------   -------------
Delinquency Information:(1)
   31-60 Days Delinquent         12,125,719.37         0.950%              743
   61-90 Days Delinquent          1,782,904.27         0.140%               93
   91-120 Days Delinquent           194,682.11         0.015%               11
   121 Days or More Delinquent            0.00         0.000%                0
   Reposessions                   2,654,933.68         0.208%              137

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        4,632,520.06
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.32741%

                                                CURRENT MONTH     PRIOR MONTH
                                              -----------------   -----------
Weighted Average A.P.R.                                   6.805%     6.811%
Weighted Average Remaining Term (months)                  45.85      46.69
Weighted Average Seasoning (months)                       18.23      17.33
CASH SOURCES
   Collections of Installment Principal       $   30,036,692.38
   Collections Attributable to Full Payoffs       21,487,361.07
   Principal Amount of Repurchases                         0.00
   Recoveries on Loss Accounts                       916,502.61
   Collections of Interest                         7,621,276.05
   Investment Earnings                               185,850.14
   Reserve Account                                 3,767,500.00
                                              -----------------
   TOTAL SOURCES                              $   64,015,182.25
                                              =================
CASH USES
   Servicer Fee                               $    1,108,294.66
   A Note Interest                                 4,828,072.96
   Priority Principal Distribution Amount                  0.00
   B Note Interest                                   193,606.67
   Reserve Fund                                    3,767,500.00
   Regular Principal Distribution Amount          54,117,707.96
   Distribution to Certificateholders                      0.00
                                              -----------------
   TOTAL CASH USES                            $   64,015,182.25
                                              =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $   64,015,182.25
Investment Earnings in Trust Account                (185,850.14)
Daily Collections Remitted                       (61,264,857.58)
Cash Reserve in Trust Account                     (3,767,500.00)
Servicer Fee (withheld)                           (1,108,294.66)
O/C Release to Seller                                      0.00
                                              -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT           ($2,311,320.13)
                                              =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                  $1,276,481,919.21
Yield Supplement O/C Amount                      (75,072,148.32)
                                              -----------------
Adjusted Pool Balance                         $1,201,409,770.89
Total Securities                              $1,143,706,315.35
                                              -----------------
Adjusted O/C Amount                           $   57,703,455.54
Target Overcollateralization Amount           $   60,070,488.54
O/C Release Period?                                         Yes
O/C Release                                   $            0.00

                                                                              Principal    Principal per     Interest     Interest
NOTES                                Beginning Balance    Ending Balance       Payment       $1000 Face      Payment     $1000 Face
-----                                -----------------  -----------------  --------------  -------------  -------------  ----------
Class A-1 307,000,000.00 @ 4.7914%                0.00               0.00            0.00     0.0000000            0.00  0.0000000
Class A-2 485,000,000.00 @ 5.06%        482,824,023.31     428,706,315.35   54,117,707.96   111.5829030    2,035,907.96  4.1977484
Class A-3 510,000,000.00 @ 5.00%        510,000,000.00     510,000,000.00            0.00     0.0000000    2,125,000.00  4.1666667
Class A-4 159,800,000.00 @ 5.01%        159,800,000.00     159,800,000.00            0.00     0.0000000      667,165.00  4.1750000
Class B 45,200,000.00 @ 5.14%            45,200,000.00      45,200,000.00            0.00     0.0000000      193,606.67  4.2833334
                                     -----------------  -----------------  --------------                 -------------
   Total Notes                       $1,197,824,023.31  $1,143,706,315.35  $54,117,707.96                 $5,021,679.63
                                     =================  =================  ==============                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 31